Taxation - Tax (Charged)/Credited Relating to Components of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Changes in value of financial assets measured at FVOCI, Before tax	¥ (398)	¥ 956	¥ (74)
Remeasurement of defined benefit liabilities, Before tax	(143)
Currency translation differences, Before tax	(882)	(1,915)	683
Share of other comprehensive (loss)/income of investments accounted for using the equity method, Before tax	(212)	(617)	442
Other comprehensive (loss)/income, Before tax	(1,635)	(1,576)	1,051
Changes in value of financial assets measured at FVOCI, Tax (charged)/credited	(8)	1	(1)
Other comprehensive (loss)/income, Tax (charged)/credited	(8)	1	(1)
Changes in value of financial assets measured at FVOCI, After tax	(406)	957	(75)
Remeasurement of defined benefit liabilities, After tax	(143)
Currency translation differences, After tax	(882)	(1,915)	683
Share of other comprehensive (loss)/income of investments accounted for using the equity method, After tax	(212)	(617)	442
Other comprehensive (loss)/income, After tax	(1,643)	(1,575)	1,050
Tax (charged)/credited relating to components of other comprehensive income, Tax (charged)/credited
Current tax	0	0
Deferred tax	(8)	1	(1)
Other comprehensive (loss)/income, Tax (charged)/credited	¥ (8)	¥ 1	¥ (1)